OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other Non-current assets

	2020	2019
Restricted cash	$12.4	$27.3
Prepaid rent to a portfolio investment	23.3	27.3
Advances to a portfolio investment	29.7	29.5
Investment in finance leases (Note 14)	138.2	91.5
Non-current receivables	40.2	40.7
Investment tax credits	231.5	231.9
Other	35.1	31.3
	$510.4	$479.5